Senior Unsecured Bond - Schedule of Breakdown of Senior Unsecured Bond and Total Deferred Financing Costs (Detail) - 2020 Senior Unsecured Bonds [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total Bond	$ 100,000	$ 100,000
Less deferred financing costs	(1,253)	(1,449)
Total	$ 98,747	$ 98,551